UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the annual reporting period January 1, 2022 to December 31, 2022

FIFTH THIRD BANK, NATIONAL ASSOCIATION

(Exact name of securitizer as specified in its charter)

Date of Report (Date of earliest event reported): January 30, 2023

Commission File Number of securitizer: 025-01080

Central Index Key Number of securitizer: 0000035528

H. Samuel Lind, Senior Vice President and Associate General Counsel: (513) 534-3719

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key of depositor:    _____________________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):    ______________________

Central Index Key Number of underwriter (if applicable):    ______________________

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Fifth Third Bank, National Association has indicated by check mark that there is no activity to report for the annual period January 1, 2022 to December 31, 2022.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3) under the Exchange Act, Fifth Third Bank, National Association, as securitizer (the “Securitizer”), provides this notice of its termination of the duty to file reports under Rule 15Ga-1. The date of the last payment on the last asset-backed security outstanding that was issued by, or issued by an affiliate of, the Securitizer, was January 17, 2023.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: January 30, 2023

FIFTH THIRD BANK, NATIONAL ASSOCIATION
(Securitizer)

By:	/s/ Bryan Preston
Name:	Bryan Preston
Title:	Treasurer
(senior officer in charge of securitization)